Employee Benefit Plans - Narrative (Details) $ in Millions		12 Months Ended
	Nov. 27, 2023 USD ($)	Dec. 31, 2026 USD ($)	Dec. 31, 2025 USD ($) plan	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Cash annuity payment	$ 1.3
Recognition of a settlement loss					$ 2.5
Total plan assets allocated			94.00%
Percentage of union employees covered			34.00%
Minimum contribution to multiemployer plan			$ 3.6
Contributions to government sponsored plan			10.0	$ 9.1	8.3
Defined contribution plan expense			$ 12.2	$ 11.8	$ 11.9
Other Post-Retirement Benefits (OPRB)
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Average future service period			3 years 3 months 18 days
North America | Forecast
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Amortization of net periodic benefit cost (less than)		$ 0.1
Australia | Forecast
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Amortization of net periodic benefit cost (less than)		$ 0.1
Austria Plans | Pension
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Average future service period			4 years
Austria Plans | Foreign Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Number of plans | plan			2
Superannuation | Pension
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Average future service period			5 years
Expected return on plan assets			7.50%	7.50%	5.00%
Superannuation | Pension | Forecast
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Expected return on plan assets		7.30%